Employee Benefits (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Defined contribution expense	$ 4.0	$ 6.0	$ 17.0	$ 18.0	$ 22.0	$ 20.0	$ 18.0